DISCONTINUED OPERATIONS (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 0	$ 9,207	$ 88,017
Accounts receivable, net	0	602,037
Other receivables, net	0	6,057
Advances to suppliers - third parties	0	40,675
Due from related party	0	875,044
Inventories, net	0	0
Total Current Assets	0	696,768
Property and equipment, net	0	494,184
Long-term prepaid expense	0	18,889
Total Assets	0	1,209,841
CURRENT LIABILITIES:
Accounts payable	0	400,708
Advances from customers	0	75,432
Accrued expenses and other current liabilities	0	194,669
Taxes payable	0	683
Total Current Liabilities	$ 0	$ 671,492